MARKETABLE SECURITIES (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2022	Dec. 31, 2021
MARKETABLE SECURITIES
Restricted Securities - FEN	R$ 15,305,244	R$ 15,640,776
Non-current	1,211,376	1,093,476
Total	16,516,620	16,734,252
Participation Certificates
MARKETABLE SECURITIES
Non-current	398,373	393,747
Southeast and Midwest Energy Fund
MARKETABLE SECURITIES
Non-current	642,119	554,123
Northeast Energy Fund
MARKETABLE SECURITIES
Non-current	161,076	140,705
Others
MARKETABLE SECURITIES
Non-current	9,808	4,901
Itaipu Agreement
MARKETABLE SECURITIES
Restricted Securities - FEN	169,209	165,571
National Treasury Bill
MARKETABLE SECURITIES
Current unrestricted marketable securities	8,551,796	9,823,486
National Treasury Note - F series
MARKETABLE SECURITIES
Current unrestricted marketable securities	1,654,551	143,768
National Treasury Financial Bill
MARKETABLE SECURITIES
Current unrestricted marketable securities	564,274	690,470
Fixed-income securities
MARKETABLE SECURITIES
Current unrestricted marketable securities	3,245,382	3,182,447
Fixed income Short term investments
MARKETABLE SECURITIES
Current unrestricted marketable securities	866,809	1,489,807
Other Marketable Securities
MARKETABLE SECURITIES
Current unrestricted marketable securities	R$ 253,223	R$ 145,227